================================================================================
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21918

                    Oppenheimer Global Multi Strategies Fund
                    ----------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices)  (Zip code)

                               Arthur S. Gabinet
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: May 31

                      Date of reporting period: 2/29/2012
================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Global Multi Strategies Fund
STATEMENT OF INVESTMENTS   February 29, 2012 (Unaudited)

                                                                       Shares                     Value
-------------------------------------------------------------------------------------------------------
WHOLLY-OWNED SUBSIDIARY-9.0%
Oppenheimer Global Multi Strategies Fund (Cayman) Ltd. (1,2)
(Cost $1,425,000)                                                      10,000               $ 1,506,098
-------------------------------------------------------------------------------------------------------
COMMON STOCKS-11.8%
CONSUMER DISCRETIONARY-0.8%
-------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES-0.2%
Navitas Ltd.                                                            8,341                    29,212
-------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE-0.3%
Tatts Group Ltd.                                                        9,982                    25,478
-------------------------------------------------------------------------------------------------------
Tim Hortons, Inc.                                                         544                    29,392
                                                                                            -----------
                                                                                                 54,870
-------------------------------------------------------------------------------------------------------
MEDIA-0.2%
Cogeco Cable, Inc.                                                        550                    27,087
-------------------------------------------------------------------------------------------------------
MULTILINE RETAIL-0.1%
Dollarama, Inc.                                                           614                    26,677
-------------------------------------------------------------------------------------------------------
CONSUMER STAPLES-1.5%
-------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING-1.2%
Alimentation Couche-Tard, Inc.                                            872                    26,871
-------------------------------------------------------------------------------------------------------
Empire Co. Ltd., Cl. A, Non-Vtg.                                          470                    27,071
-------------------------------------------------------------------------------------------------------
George Weston Ltd.                                                        408                    26,324
-------------------------------------------------------------------------------------------------------
Metcash Ltd.                                                            6,167                    28,043
-------------------------------------------------------------------------------------------------------
Metro, Inc., Cl. A                                                        485                    25,126
-------------------------------------------------------------------------------------------------------
North West Co., Inc. (The)                                              1,369                    28,391
-------------------------------------------------------------------------------------------------------
Woolworths Ltd.                                                         1,006                    27,130
                                                                                            -----------
                                                                                                188,956
-------------------------------------------------------------------------------------------------------
FOOD PRODUCTS-0.3%
Maple Leaf Foods, Inc.                                                  2,395                    27,376
-------------------------------------------------------------------------------------------------------
Saputo, Inc.                                                              650                    26,960
                                                                                            -----------
                                                                                                 54,336
-------------------------------------------------------------------------------------------------------
ENERGY-0.3%
-------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS-0.3%
Enbridge, Inc.                                                            704                    27,151
-------------------------------------------------------------------------------------------------------
Pembina Pipeline Corp.                                                    990                    28,086
                                                                                            -----------
                                                                                                 55,237
-------------------------------------------------------------------------------------------------------
FINANCIALS-5.9%
-------------------------------------------------------------------------------------------------------
CAPITAL MARKETS-0.1%
Goldman Sachs Group, Inc. (The)                                           107                    12,320
-------------------------------------------------------------------------------------------------------
INSURANCE-0.2%
Intact Financial Corp.                                                    449                    27,227
-------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS-5.6%
American Capital Agency Corp.                                           5,891                   180,913
-------------------------------------------------------------------------------------------------------
Annaly Mortgage Management, Inc.                                       10,174                   169,092
-------------------------------------------------------------------------------------------------------
Anworth Mortgage Asset Corp.                                           26,800                   174,200
-------------------------------------------------------------------------------------------------------
ARMOUR Residential REIT, Inc.                                          23,649                   167,198
-------------------------------------------------------------------------------------------------------
Bunnings Warehouse Property Trust                                      14,326                    27,962
-------------------------------------------------------------------------------------------------------
CFS Retail Property Trust                                              14,707                    27,841
-------------------------------------------------------------------------------------------------------
Commonwealth Property Office Fund                                      25,492                    26,656
-------------------------------------------------------------------------------------------------------
Hatteras Financial Corp.                                                6,159                   175,408
                                                                                            -----------
                                                                                                949,270

1 | Oppenheimer Global Multi Strategies Fund

Oppenheimer Global Multi Strategies Fund
STATEMENT OF INVESTMENTS   February 29, 2012 (Unaudited)

                                                                      Shares                      Value
-------------------------------------------------------------------------------------------------------
HEALTH CARE-1.0%
-------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY-0.2%
CSL Ltd.                                                                 793                $    27,785
-------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES-0.1%
Ansell Ltd.                                                            1,663                     26,449
-------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES-0.5%
CML Healthcare, Inc.                                                   2,554                     27,103
-------------------------------------------------------------------------------------------------------
Ramsey Health Care Ltd.                                                1,321                     25,753
-------------------------------------------------------------------------------------------------------
Sonic Healthcare Ltd.                                                  2,182                     28,041
                                                                                            -----------
                                                                                                 80,897
-------------------------------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY-0.2%
SXC Health Solutions Corp.(2)                                            419                     29,960
-------------------------------------------------------------------------------------------------------
INDUSTRIALS-0.5%
-------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES-0.2%
Cabcharge Australia Ltd.                                               5,536                     33,346
-------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE-0.3%
Australian Infrastructure Fund                                        12,459                     27,265
-------------------------------------------------------------------------------------------------------
Transurban Group                                                       4,462                     26,673
                                                                                            -----------
                                                                                                 53,938
-------------------------------------------------------------------------------------------------------
MATERIALS-0.5%
-------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING-0.2%
Amcor Ltd.                                                             3,541                     26,847
-------------------------------------------------------------------------------------------------------
METALS & MINING-0.3%
Medusa Mining Ltd.                                                     4,430                     29,887
-------------------------------------------------------------------------------------------------------
St. Barbara Ltd.(2)                                                   10,667                     26,290
                                                                                            -----------
                                                                                                 56,177
-------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES-0.5%
-------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES-0.5%
Manitoba Telecom Services, Inc.                                          837                     27,958
-------------------------------------------------------------------------------------------------------
Telecom Corp. of New Zealand Ltd.                                     14,883                     26,655
-------------------------------------------------------------------------------------------------------
Telstra Corp. Ltd.                                                     7,532                     26,657
                                                                                            -----------
                                                                                                 81,270
-------------------------------------------------------------------------------------------------------
UTILITIES-0.8%
-------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES-0.5%
Emera, Inc.                                                              819                     27,588
-------------------------------------------------------------------------------------------------------
Fortis, Inc.                                                             796                     26,258
-------------------------------------------------------------------------------------------------------
SP AusNet                                                             25,492                     27,094
                                                                                            -----------
                                                                                                 80,940
-------------------------------------------------------------------------------------------------------
ENERGY TRADERS-0.1%
Capital Power Corp.                                                    1,082                     27,262
-------------------------------------------------------------------------------------------------------
MULTI-UTILITIES-0.2%
Canadian Utilities Ltd., Cl. A, Non-Vtg.                                 440                     29,323
                                                                                            -----------
Total Common Stocks (Cost $1,863,985)                                                         1,979,386

2 | Oppenheimer Global Multi Strategies Fund

Oppenheimer Global Multi Strategies Fund
STATEMENT OF INVESTMENTS   February 29, 2012 (Unaudited)

                                                                    Principal
                                                                       Amount                      Value
--------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS-3.6%
Federal Home Loan Mortgage Corp., Interest-
 Only Stripped Mtg.-Backed Security:
Series 2601, Cl. GS, 21.878%, 11/15/17(3)                          $  268,351                 $   15,751
Series 2639, Cl. SA, 16.162%, 7/15/22(3)                              214,856                     15,198
Series 2815, Cl. PT, 25.292%, 11/15/32(3)                             373,565                     42,614
Series 3005, Cl. WI, 34.431%, 7/15/35(3)                              413,849                     39,929
--------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-
 Only Stripped Mtg.-Backed Security:
Trust 2003-33, Cl. IA, 12.086%, 5/25/33(3)                            138,144                     28,078
Trust 2003-52, Cl. NS, 22.87%, 6/25/23(3)                             231,739                     33,377
Trust 2004-56, Cl. SE, 19.40%, 10/25/33(3)                            277,222                     45,955
Trust 2005-14, Cl. SE, 24.942%, 3/25/35(3)                            426,696                     71,413
Trust 2005-6, Cl. SE, 18.043%, 2/25/35(3)                             396,191                     70,306
Trust 2005-87, Cl. SE, 25.35%, 10/25/35(3)                            384,319                     55,001
Trust 2006-51, Cl. SA, 21.937%, 6/25/36(3)                            138,859                     19,363
Trust 2006-53, Cl. US, 27.913%, 6/25/36(3)                            352,533                     47,279
Trust 2006-60, Cl. DI, 32.264%, 4/25/35(3)                            308,268                     41,836
Trust 2007-88, Cl. XI, 16.615%, 6/25/37(3)                            568,171                     82,592
                                                                                              ----------
Total Mortgage-Backed Obligations (Cost $541,660)                                                608,692
--------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS-24.1%
U.S. Treasury Bills, 0.065%, 5/31/12                                  475,000                    474,907
--------------------------------------------------------------------------------------------------------
U.S. Treasury Nts., 2.125%, 8/15/21(4,5)                            3,497,000                  3,566,394
                                                                                              ----------
Total U.S. Government Obligations (Cost $4,026,129)                                            4,041,301
--------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES-13.5%
CONSUMER DISCRETIONARY-1.1%
--------------------------------------------------------------------------------------------------------
AUTO COMPONENTS-0.3%
Icahn Enterprises LP/Icahn Enterprises Finance
 Corp., 8% Sr. Unsec. Nts., 1/15/18                                    50,000                     53,250
--------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE-0.2%
Harrah's Operating Co., Inc., 10% Sr. Sec. Nts., 12/15/18              50,000                     38,875
--------------------------------------------------------------------------------------------------------
MEDIA-0.3%
Cengage Learning Acquisitions, Inc., 10.50% Sr. Nts., 1/15/15(6)       50,000                     43,000
--------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL-0.3%
Gap, Inc. (The), 5.95% Sr. Unsec. Unsub. Nts., 4/12/21                 50,000                     50,220
--------------------------------------------------------------------------------------------------------
CONSUMER STAPLES-0.3%
--------------------------------------------------------------------------------------------------------
FOOD PRODUCTS-0.3%
Del Monte Corp., 7.625% Sr. Unsec. Nts., 2/15/19                       50,000                     50,375
--------------------------------------------------------------------------------------------------------
ENERGY-2.2%
--------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES-0.9%
Expro Finance Luxembourg SCA, 8.50% Sr. Sec. Nts., 12/15/16(6)        100,000                     90,250
--------------------------------------------------------------------------------------------------------
Offshore Group Investments Ltd., 11.50% Sr. Sec. Nts., 8/1/15          50,000                     56,000
                                                                                              ----------
                                                                                                 146,250
--------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS-1.3%
ATP Oil & Gas Corp., 11.875% Sr. Sec. Nts., 5/1/15                    100,000                     65,500
--------------------------------------------------------------------------------------------------------
El Paso Corp., 7.75% Sr. Nts., 1/15/32                                 50,000                     59,701
--------------------------------------------------------------------------------------------------------

3 | Oppenheimer Global Multi Strategies Fund

Oppenheimer Global Multi Strategies Fund
STATEMENT OF INVESTMENTS   February 29, 2012 (Unaudited)

                                                                    Principal
                                                                       Amount                      Value
--------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
--------------------------------------------------------------------------------------------------------
Linn Energy LLC/Linn Energy Finance
 Corp., 8.625% Sr. Unsec. Nts., 4/15/20                              $ 50,000                 $   55,750
--------------------------------------------------------------------------------------------------------
NGPL PipeCo LLC, 7.119% Sr. Unsec. Nts., 12/15/17(6)                   50,000                     45,757
                                                                                              ----------
                                                                                                 226,708
--------------------------------------------------------------------------------------------------------
FINANCIALS-1.4%
--------------------------------------------------------------------------------------------------------
CAPITAL MARKETS-0.8%
--------------------------------------------------------------------------------------------------------
Pinafore LLC/Pinafore, Inc., 9% Sec. Nts., 10/1/18                     50,000                     55,500
--------------------------------------------------------------------------------------------------------
Springleaf Finance Corp., 6.90% Nts., Series J, 12/15/17              100,000                     78,000
                                                                                              ----------
                                                                                                 133,500
--------------------------------------------------------------------------------------------------------
CONSUMER FINANCE-0.3%
SLM Corp., 8.45% Sr. Unsec. Nts., Series A, 6/15/18                    50,000                     56,250
--------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS-0.3%
American Tower Corp., 4.50% Sr. Unsec.
 Unsub. Nts., 1/15/18                                                  50,000                     51,803
--------------------------------------------------------------------------------------------------------
HEALTH CARE-1.3%
--------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES-0.3%
Chiron Merger Sub, Inc., 10.50% Sec. Nts., 11/1/18(6)                  50,000                     52,500
--------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES-0.3%
Vanguard Health Holding Co. II LLC/Vanguard
 Holding Co. II, Inc., 8% Sr. Nts., 2/1/18                             50,000                     52,875
--------------------------------------------------------------------------------------------------------
PHARMACEUTICALS-0.7%
Valeant Pharmaceuticals International, Inc., 6.875%
 Sr. Unsec. Nts., 12/1/18(6)                                           50,000                     51,375
--------------------------------------------------------------------------------------------------------
Warner Chilcott Co. LLC/Warner Chilcott
 Finance LLC, 7.75% Sr. Unsec. Nts., 9/15/18                           50,000                     53,250
                                                                                              ----------
                                                                                                 104,625
--------------------------------------------------------------------------------------------------------
INDUSTRIALS-0.6%
--------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT-0.3%
RBS Global, Inc./Rexnord LLC, 8.50% Sr. Unsec. Nts., 5/1/18            50,000                     54,125
--------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS-0.3%
McJunkin Red Man Corp., 9.50% Sr. Sec. Nts., 12/15/16                  50,000                     54,000
--------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY-1.2%
--------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT-0.9%
CommScope, Inc., 8.25% Sr. Unsec. Unsub. Nts., 1/15/19(6)              50,000                     52,875
--------------------------------------------------------------------------------------------------------
Hughes Satellite Systems Corp., 6.50% Sr. Sec. Nts., 6/15/19           50,000                     53,250
--------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc., 6.45% Unsec. Debs., 3/15/29                 50,000                     38,750
                                                                                              ----------
                                                                                                 144,875
--------------------------------------------------------------------------------------------------------
IT SERVICES-0.3%
First Data Corp., 12.625% Sr. Unsec. Nts., 1/15/21                     50,000                     52,750
--------------------------------------------------------------------------------------------------------
MATERIALS-1.5%
--------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS-0.6%
CEMEX Finance LLC, 9.50% Sr. Sec. Bonds, 12/14/16(6)                  100,000                     99,000
--------------------------------------------------------------------------------------------------------
METALS & MINING-0.9%
JSC Severstal, 6.70% Nts., 10/25/17(6)                                100,000                    101,250
--------------------------------------------------------------------------------------------------------
Novelis, Inc., 8.75% Sr. Unsec. Nts., 12/15/20                         50,000                     56,000
                                                                                              ----------
                                                                                                 157,250
TELECOMMUNICATION SERVICES-2.5%
--------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES-1.6%
Embarq Corp., 7.082% Sr. Unsec. Unsub. Nts., 6/1/16                    50,000                     55,749
--------------------------------------------------------------------------------------------------------

4 | Oppenheimer Global Multi Strategies Fund

Oppenheimer Global Multi Strategies Fund
STATEMENT OF INVESTMENTS February 29, 2012 (Unaudited)

                                                                     Principal
                                                                        Amount                      Value
---------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES CONTINUED
---------------------------------------------------------------------------------------------------------
Frontier Communications Corp., 8.50% Sr. Unsec. Nts., 4/15/20       $   50,000                 $   54,375
---------------------------------------------------------------------------------------------------------
Intelsat Bermuda Ltd., 11.25% Sr. Unsec. Nts., 2/4/17                   50,000                     51,688
---------------------------------------------------------------------------------------------------------
Level 3 Financing, Inc., 8.125% Sr. Unsec. Nts., 7/1/19(6)              50,000                     52,500
---------------------------------------------------------------------------------------------------------
Windstream Corp., 7.875% Sr. Unsec. Unsub. Nts., 11/1/17                50,000                     56,625
                                                                                               ----------
                                                                                                  270,937
---------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES-0.9%
Clearwire Communications LLC/Clearwire Finance, Inc.,
 12% Sr. Sec. Nts., 12/1/15(6)                                          50,000                     48,875
---------------------------------------------------------------------------------------------------------
Cricket Communications, Inc., 7.75% Sr. Unsec. Nts., 10/15/20           50,000                     49,938
---------------------------------------------------------------------------------------------------------
Sprint Nextel Corp., 9% Sr. Unsec. Nts., 11/15/18(6)                    50,000                     55,875
                                                                                               ----------
                                                                                                  154,688
---------------------------------------------------------------------------------------------------------
UTILITIES-1.4%
---------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES-0.8%
Edison Mission Energy, 7% Sr. Unsec. Nts., 5/15/17                     100,000                     67,500
---------------------------------------------------------------------------------------------------------
Energy Future Intermediate Holding Co. LLC,
 10% Sr. Sec. Nts., 12/1/20                                             50,000                     54,563
                                                                                               ----------
                                                                                                  122,063
---------------------------------------------------------------------------------------------------------
ENERGY TRADERS-0.6%
Calpine Corp., 7.50% Sr. Sec. Nts., 2/15/21(6)                          50,000                     54,500
---------------------------------------------------------------------------------------------------------
NRG Energy, Inc., 7.875% Sr. Unsec. Nts., 5/15/21                       50,000                     49,875
                                                                                               ----------
                                                                                                  104,375
                                                                                               ----------
Total Non-Convertible Corporate Bonds and
 Notes (Cost $2,231,591)                                                                        2,274,294
---------------------------------------------------------------------------------------------------------
EVENT-LINKED BONDS-6.1%
Kortis Capital Ltd. Catastrophe Linked Nts., 5.514%, 1/15/17(6,7)      250,000                    249,600
---------------------------------------------------------------------------------------------------------
Nelson Re Ltd. Catastrophe Linked Nts.,
 Series 2008-1, Cl. H, 3.028%, 6/6/13(6,7)                             500,000                    270,950
---------------------------------------------------------------------------------------------------------
Vita Capital IV Ltd. Catastrophe Linked
 Nts., 4.174%, 1/15/15(6,7)                                            500,000                    501,000
                                                                                               ----------

Total Event-Linked Bonds (Cost $1,241,577)                                                      1,021,550

                                                                      Shares
---------------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES-30.9%
Oppenheimer Institutional Money Market
 Fund, Cl. E, 0.21%(1,8)                                             117,870                      117,870
---------------------------------------------------------------------------------------------------------
Oppenheimer Master Event-Linked Bond Fund, LLC(1)                    309,555                    3,500,106
---------------------------------------------------------------------------------------------------------
Oppenheimer Master Loan Fund, LLC(1)                                 128,865                    1,582,737
                                                                                               ----------
Total Investment Companies (Cost $5,323,421)                                                    5,200,713
---------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $16,653,363)                          99.0%                  16,632,034
---------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                          1.0                      176,482
                                                                 ----------------------------------------
NET ASSETS                                                             100.0%               $  16,808,516
                                                                 ========================================

Footnotes to Statement of Investments

5 | Oppenheimer Global Multi Strategies Fund

Oppenheimer Global Multi Strategies Fund
STATEMENT OF INVESTMENTS   February 29, 2012 (Unaudited)

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended February 29, 2012, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows

                                                            SHARES            GROSS            GROSS                 SHARES
                                                      MAY 31, 2011        ADDITIONS       REDUCTIONS      FEBRUARY 29, 2012
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Commodity Strategy Total Return Fund,
 Cl. Y                                                     122,762                -          122,762                      -
Oppenheimer Global Multi Strategies Fund (Cayman)
 Ltd. (formerly Oppenheimer Absolute Return
 Fund (Cayman) Ltd.)a                                            -           10,000                -                 10,000
Oppenheimer Institutional Money Market Fund, Cl. E       1,018,003       26,157,109       27,057,242                117,870
Oppenheimer Master Event-Linked Bond Fund, LLC             197,041          112,514                -                309,555
Oppenheimer Master Loan Fund, LLC                          179,856          137,026          188,017                128,865

                                                                                                             REALIZED
                                                                              VALUE          INCOME        GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------------------
Oppenheimer Commodity Strategy Total Return Fund,
 Cl. Y                                                                   $        -      $        -      $    (34,195)
Oppenheimer Global Multi Strategies Fund (Cayman)
 Ltd. (formerly Oppenheimer Absolute Return
 Fund (Cayman) Ltd.)a                                                     1,506,098               -                 -
Oppenheimer Institutional Money Market Fund, Cl. E                          117,870           2,725                 -
Oppenheimer Master Event-Linked Bond Fund, LLC                            3,500,106         182,081(b)         42,289 (b)
Oppenheimer Master Loan Fund, LLC                                         1,582,737          43,828(c)        (12,787)(c)
                                                                         ------------------------------------------------
                                                                         $6,706,811        $228,634      $     (4,693)
                                                                         ================================================

a. Investment in a wholly-owned subsidiary. See accompanying Notes and individual financial statements of the entity included herein.

b. Represents the amount allocated to the Fund from Oppenheimer Master Event-Linked Bond Fund, LLC.

c. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

2. Non-income producing security.

3. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans or other receivables. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage or asset-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $608,692 or 3.62% of the Fund's net assets as of February 29, 2012.

4. All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options. See accompanying Notes.

5. All or a portion of the security position is held in collateralized accounts to cover initial margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $298,814. See accompanying Notes.

6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,769,307 or 10.53% of the Fund's net assets as of February 29, 2012.

7. Represents the current interest rate for a variable or increasing rate security.

8. Rate shown is the 7-day yield as of February 29, 2012.

9. When-issued security or delayed delivery to be delivered and settled after February 29, 2012. See accompanying Notes.

                                                             PRINCIPAL
                                                                AMOUNT
                                                            SOLD SHORT            VALUE
---------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS SOLD SHORT-(4.9)%
Federal National Mortgage Assn.:
3.50%, 3/1/27(9)                                            $   (37,000)    $  (38,821)
4%, 3/16/27-3/1/42(9)                                          (178,000)      (187,549)
4.50%, 3/1/27-3/1/42(9)                                        (234,000)      (249,571)
5%, 3/1/42(9)                                                  (138,000)      (149,018)
5.50%, 3/1/42(9)                                                (99,000)      (107,817)
6%, 3/1/42(9)                                                   (89,000)       (97,914)
                                                                           -----------
Total Mortgage-Backed Obligations Sold Short
 (Proceeds $(830,519))                                                      $ (830,690)
                                                                           ===========

6 | Oppenheimer Global Multi Strategies Fund

Oppenheimer Global Multi Strategies Fund
STATEMENT OF INVESTMENTS   February 29, 2012 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of February 29, 2012 based on valuation input level:

                                                                                         LEVEL 3-
                                                   LEVEL 1-            LEVEL 2-       SIGNIFICANT
                                                 UNADJUSTED   OTHER SIGNIFICANT      UNOBSERVABLE
                                              QUOTED PRICES   OBSERVABLE INPUTS            INPUTS           VALUE
-----------------------------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Wholly-Owned Subsidiary                       $         -     $       1,506,098      $          -     $ 1,506,098
Common Stocks
  Consumer Discretionary                          108,634                29,212                 -         137,846
  Consumer Staples                                216,162                27,130                 -         243,292
  Energy                                           55,237                     -                 -          55,237
  Financials                                      960,976                27,841                 -         988,817
  Health Care                                      83,512                81,579                 -         165,091
  Industrials                                           -                87,284                 -          87,284
  Materials                                             -                83,024                 -          83,024
  Telecommunication Services                       81,270                     -                 -          81,270
  Utilities                                       110,431                27,094                 -         137,525
Mortgage-Backed Obligations                             -               608,692                 -         608,692
U.S. Government Obligations                             -             4,041,301                 -       4,041,301
Non-Convertible Corporate Bonds and Notes               -             2,274,294                 -       2,274,294
Event-Linked Bonds                                      -             1,021,550                 -       1,021,550
Investment Companies                              117,870             5,082,843                 -       5,200,713
                                            ---------------------------------------------------------------------
Total Investments, at Value                     1,734,092            14,897,942                 -      16,632,034
OTHER FINANCIAL INSTRUMENTS:
Futures margins                                    31,673                     -                 -          31,673
Foreign currency exchange contracts                     -               124,619                 -         124,619
Appreciated swaps, at value                             -               420,902                 -         420,902
Depreciated swaps, at value                             -                34,253                 -          34,253
                                            ---------------------------------------------------------------------
Total Assets                                  $ 1,765,765     $      15,477,716      $          -     $17,243,481
                                            ---------------------------------------------------------------------

LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Mortgage-Backed Obligations Sold
Short positions, at value                     $         -     $        (830,690)     $          -     $ (830,690)

7 | Oppenheimer Global Multi Strategies Fund

Oppenheimer Global Multi Strategies Fund
STATEMENT OF INVESTMENTS   February 29, 2012 (Unaudited)

Futures margins                             (14,917)                -         -          (14,917)
Foreign currency exchange contracts               -          (171,411)        -         (171,411)
Appreciated swaps, at value                       -           (34,551)        -          (34,551)
Depreciated swaps, at value                       -          (167,971)        -         (167,971)
Appreciated options written, at value             -              (279)        -             (279)
Depreciated options written, at value             -          (153,558)        -         (153,558)
                                           -----------------------------------------------------
Total Liabilities                          $(14,917)      $(1,358,460)      $ -      $(1,373,377)
                                           -----------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS               VALUE     PERCENT
---------------------------------------------------
United States                 $14,862,576   89.4 %
Canada                            570,606    3.4
Australia                         524,409    3.2
Supranational                     249,600    1.5
Russia                            101,250    0.6
Mexico                             99,000    0.6
United Kingdom                     90,250    0.5
India                              56,000    0.3
Luxembourg                         51,688    0.3
New Zealand                        26,655    0.2
                              -------------------
Total                         $16,632,034   100.0%
                              ===================

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF FEBRUARY 29, 2012 ARE AS FOLLOWS:

                                                     CONTRACT           EXPIRATION                   UNREALIZED      UNREALIZED
COUNTERPARTY/CONTRACT DESCRIPTION     BUY/SELL  AMOUNT (000'S)               DATES        VALUE    APPRECIATION    DEPRECIATION
-------------------------------------------------------------------------------------------------------------------------------

BANK OF AMERICA:
British Pound Sterling (GBP)              Sell          35 GBP             3/19/12   $   55,674       $       -   $         467
Euro (EUR)                                 Buy       1,595 EUR     3/19/12-4/17/12    2,125,200              33          11,593
Euro (EUR)                                Sell           9 EUR             4/17/12       11,993               -              65
Indian Rupee (INR)                         Buy      20,000 INR              4/9/12      403,739           1,890               -
Indonesia Rupiah (IDR)                     Buy     642,600 IDR             4/17/12       70,883             414               -
New Taiwan Dollar (TWD)                    Buy       1,365 TWD             4/12/12       46,454              41               -
New Taiwan Dollar (TWD)                   Sell       1,059 TWD             4/17/12       36,042               -             495
Singapore Dollar (SGD)                    Sell         510 SGD              4/2/12      407,795             265           1,844
                                                                                                     --------------------------
                                                                                                          2,643          14,464
-------------------------------------------------------------------------------------------------------------------------------
BARCLAY'S CAPITAL:

British Pound Sterling (GBP)              Sell          42 GBP             4/17/12       66,795               -             811
Canadian Dollar (CAD)                     Sell         535 CAD             6/20/12      539,289               -          25,419
Chilean Peso (CLP)                         Buy      16,400 CLP             4/17/12       33,984             291               -
Chinese Renminbi (Yuan) (CNY)             Sell          64 CNY             4/17/12       10,159               6               -

8 | Oppenheimer Global Multi Strategies Fund

Oppenheimer Global Multi Strategies Fund
STATEMENT OF INVESTMENTS   February 29, 2012 (Unaudited)

                                                     CONTRACT          EXPIRATION                   UNREALIZED      UNREALIZED
COUNTERPARTY/CONTRACT DESCRIPTION     BUY/SELL  AMOUNT (000'S)              DATES        VALUE    APPRECIATION    DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------
Euro (EUR)                                Sell         107  EUR           4/17/12      142,586               -           1,448
New Taiwan Dollar (TWD)                   Sell         306  TWD           4/17/12       10,414               -             138
Polish Zloty (PLZ)                        Sell         195  PLZ           4/17/12       62,617               -           2,927
Russian Ruble (RUR)                        Buy       3,307  RUR           4/17/12      112,510           2,076               -
Swedish Krona (SEK)                        Buy       1,030  SEK           4/17/12      155,362           3,572               -
                                                                                                    --------------------------
                                                                                                         5,945          30,743
------------------------------------------------------------------------------------------------------------------------------
CITIGROUP:
Australian Dollar (AUD)                    Buy         120  AUD           3/19/12      128,408             144             107
Australian Dollar (AUD)                   Sell         550  AUD   4/17/12-6/20/12      582,595               -          39,760
Canadian Dollar (CAD)                      Buy         170  CAD           3/19/12      171,738           1,816               -
Chinese Renminbi (Yuan) (CNY)              Buy          64  CNY           4/17/12       10,159               -              10
Colombian Peso (COP)                       Buy      65,800  COP           4/17/12       37,038           1,470               -
Czech Koruna (CZK)                        Sell       6,400  CZK           3/19/12      342,419               -          21,462
Euro (EUR)                                 Buy         650  EUR           4/23/12      866,202          19,327               -
Japanese Yen (JPY)                        Sell      34,000  JPY    4/2/12-4/17/12      418,377          25,973               -
Mexican Nuevo Peso (MXN)                  Sell         400  MXN           4/17/12       31,026               -             474
New Taiwan Dollar (TWD)                   Sell      12,000  TWD            4/6/12      408,357               -             939
Philippines Peso (PHP)                     Buy         550  PHP           4/17/12       12,817               -              16
Singapore Dollar (SGD)                    Sell          77  SGD           4/17/12       61,570               -             300
                                                                                                    --------------------------
                                                                                                        48,730          63,068
------------------------------------------------------------------------------------------------------------------------------
CITIGROUP EM:
Brazilian Real (BRR)                       Buy         907  BRR            4/3/12      523,844               -           4,587
Chilean Peso (CLP)                         Buy      12,200  CLP           4/17/12       25,281             216               -
Colombian Peso (COP)                      Sell     193,700  COP           4/17/12      109,031               -           2,529
Egyptian Pounds (EGP)                      Buy       2,470  EGP           4/17/12      394,911             488           1,590
                                                                                                    --------------------------
                                                                                                           704           8,706
------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE
Hong Kong Dollar (HKD)                    Sell       3,180  HKD           3/19/12      410,010              20             433

------------------------------------------------------------------------------------------------------------------------------
DEUTSCHE BANK CAPITAL CORP.:
Chinese Renminbi (Yuan) (CNY)             Sell       2,580  CNY            4/5/12      409,592             113              29
Euro (EUR)                                Sell         650  EUR           4/23/12      866,202               -          27,765
Indian Rupee (INR)                         Buy       2,286  INR           4/17/12       46,060           1,821               -
Indonesia Rupiah (IDR)                    Sell     641,100  IDR           4/17/12       70,717             273             121
South Korean Won (KRW)                     Buy      14,300  KRW           4/17/12       12,736              59               -
Swiss Franc (CHF)                         Sell         111  CHF           4/17/12      122,756               -           1,611
                                                                                                    --------------------------
                                                                                                         2,266          29,526
------------------------------------------------------------------------------------------------------------------------------
GOLDMAN, SACHS & CO.:
British Pound Sterling (GBP)               Buy          10  GBP           4/17/12       15,903              41               -
British Pound Sterling (GBP)              Sell           8  GBP           4/17/12       12,723               -             177
Czech Koruna (CZK)                        Sell       1,028  CZK           4/17/12       54,993               -           2,458
Norwegian Krone (NOK)                      Buy         890  NOK           4/17/12      158,899           6,310               -
                                                                                                    --------------------------
                                                                                                         6,351           2,635
------------------------------------------------------------------------------------------------------------------------------
JP MORGAN CHASE:
Australian Dollar (AUD)                    Buy          41  AUD           4/17/12       43,726             137             222
Australian Dollar (AUD)                   Sell          87  AUD   3/19/12-4/17/12       93,071              54             525
Canadian Dollar (CAD)                     Sell          82  CAD           4/17/12       82,785               -             763
Czech Koruna (CZK)                         Buy         510  CZK           4/17/12       27,283               -             309
Czech Koruna (CZK)                        Sell       1,245  CZK           4/17/12       66,602               -           1,635
Malaysian Ringgit (MYR)                    Buy         115  MYR           4/17/12       38,258             354               -

9 | Oppenheimer Global Multi Strategies Fund

Oppenheimer Global Multi Strategies Fund
STATEMENT OF INVESTMENTS   February 29, 2012 (Unaudited)

                                                     CONTRACT           EXPIRATION                   UNREALIZED      UNREALIZED
COUNTERPARTY/CONTRACT DESCRIPTION     BUY/SELL  AMOUNT (000'S)               DATES        VALUE    APPRECIATION    DEPRECIATION
-------------------------------------------------------------------------------------------------------------------------------
Mexican Nuevo Peso (MXN)                   Buy         220  MXN            4/17/12       17,064               -              12
Singapore Dollar (SGD)                     Buy          77  SGD            4/17/12       61,570             140             218
                                                                                                     --------------------------
                                                                                                            685           3,684
-------------------------------------------------------------------------------------------------------------------------------
JP MORGAN EM
Colombian Peso (COP)                       Buy     264,100  COP    3/26/12-4/17/12      148,841           1,399               -
-------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY & CO., INC.
British Pound Sterling (GBP)               Buy         140  GBP            3/19/12      222,695           1,173               -
-------------------------------------------------------------------------------------------------------------------------------
NOMURA SECURITIES:
Canadian Dollar (CAD)                     Sell          41  CAD            4/17/12       41,392               -             447
Euro (EUR)                                Sell         755  EUR            3/19/12    1,005,965               -           7,002
                                                                                                     --------------------------
                                                                                                              -           7,449
-------------------------------------------------------------------------------------------------------------------------------
RBS GREENWICH CAPITAL:
Japanese Yen (JPY)                         Buy      20,000  JPY            3/19/12      246,073               -           8,855
New Zealand Dollar (NZD)                   Buy          28  NZD            4/17/12       23,284             125               -
Swiss Franc (CHF)                          Buy          40  CHF            3/19/12       44,222               -             256
                                                                                                     --------------------------
                                                                                                            125           9,111
-------------------------------------------------------------------------------------------------------------------------------
STATE STREET:
Czech Koruna (CZK)                         Buy       6,400  CZK            3/19/12      342,419          12,181               -
New Turkish Lira (TRY)                     Buy         802  TRY    3/12/12-4/17/12      456,939          25,773               -
South African Rand (ZAR)                   Buy       3,663  ZAR    4/16/12-4/17/12      484,236          14,190               -
                                                                                                     --------------------------
                                                                                                         52,144               -
-------------------------------------------------------------------------------------------------------------------------------
WESTPAC:
Australian Dollar (AUD)                    Buy          62  AUD            4/17/12       66,123           1,104               -
Australian Dollar (AUD)                   Sell          29  AUD            4/17/12       30,928               -             512
Canadian Dollar (CAD)                      Buy          32  CAD            4/17/12       32,306             426               -
Canadian Dollar (CAD)                     Sell          31  CAD            4/17/12       31,297               -             424
New Zealand Dollar (NZD)                   Buy          47  NZD            4/17/12       39,084             844               -
New Zealand Dollar (NZD)                  Sell          65  NZD            4/17/12       54,053              60             656
                                                                                                     --------------------------
                                                                                                          2,434           1,592
                                                                                                     --------------------------
Total unrealized appreciation
and depreciation                                                                                      $ 124,619       $ 171,411
                                                                                                     ==========================

FUTURES CONTRACTS AS OF FEBRUARY 29, 2012 ARE AS FOLLOWS:

                                                                                                        UNREALIZED
                                                               NUMBER OF   EXPIRATION                 APPRECIATION
CONTRACT DESCRIPTION                                BUY/SELL   CONTRACTS         DATE        VALUE   (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
FTSE 100 Index                                          Sell           3      3/16/12   $  279,344   $       (9,674)
NIKKEI 225 Index                                        Sell          13       3/8/12      776,818          (89,122)
SPI 200 Index                                           Sell           3      3/15/12      344,902          (10,202)
Standard & Poor's 500 E-Mini Index                       Buy          25      3/16/12    1,705,500           60,182
Standard & Poor's 500 E-Mini Index                      Sell          53      3/16/12    3,615,660         (279,779)
Standard & Poor's/Toronto Stock Exchange 60 Index       Sell           1      3/15/12      145,091           (7,383)
U.S. Long Bonds                                          Buy           5      6/20/12      708,281            2,422
U.S. Long Bonds                                         Sell          12      6/20/12    1,699,875            5,096
U.S. Treasury Nts., 2 yr.                               Sell          14      6/29/12    3,083,281              450
U.S. Treasury Nts., 10 yr.                               Buy           2      6/20/12      261,906              (80)
                                                                                                     ---------------
                                                                                                     $     (328,090)
                                                                                                     ===============

10 | Oppenheimer Global Multi Strategies Fund

Oppenheimer Global Multi Strategies Fund
STATEMENT OF INVESTMENTS   February 29, 2012 (Unaudited)

Written Options as of February 29, 2012 are as follows:

                                                                                                              UNREALIZED
                                           NUMBER OF    EXERCISE    EXPIRATION    PREMIUMS                  APPRECIATION/
DESCRIPTION                         TYPE   CONTRACTS       PRICE          DATE    RECEIVED        VALUE    (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------
Standard & Poor's 500 Index (The)   Call           9   $1,390.000       3/2/12   $   1,692   $    (270)   $        1,422
Standard & Poor's 500 Index (The)   Call           9    1,195.000       3/2/12     117,439    (153,558)          (36,119)
Standard & Poor's 500 Index (The)   Put            9    1,195.000       3/2/12       1,854          (9)            1,845
                                                                                 ----------------------------------------
                                                                                 $ 120,985   $(153,837)   $      (32,852)
                                                                                 ========================================

CREDIT DEFAULT SWAP CONTRACTS AS OF FEBRUARY 29, 2012 ARE AS FOLLOWS

                                                             PAY/                    UPFRONT
                                 BUY/SELL                 RECEIVE                    PAYMENT                   UNREALIZED
REFERENCE ENTITY/                  CREDIT     NOTIONAL      FIXED  TERMINATION     RECEIVED/                 APPRECIATION
SWAP COUNTERPARTY              PROTECTION       AMOUNT       RATE         DATE        (PAID)      VALUE     (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------
ALCOA, INC.
Goldman Sachs International           Buy   $  340,000          1%     3/20/17   $  (39,973)   $ 27,979    $      (11,994)
                                            ----------                           ----------------------------------------
                                    Total      340,000                              (39,973)     27,979           (11,994)

-------------------------------------------------------------------------------------------------------------------------
CDX EMERGING MARKET
 INDEX, SERIES 16
Bank of America NA                   Sell      830,000          5     12/20/16      (93,583)     99,704             6,121
                                            ----------                           ----------------------------------------
                                    Total      830,000                              (93,583)     99,704             6,121
-------------------------------------------------------------------------------------------------------------------------
CDX NORTH AMERICA HIGH
 YIELD INDEX, SERIES 17
Morgan Stanley Capital
 Services, Inc.                      Sell    1,643,400          5     12/20/16       27,849     (14,342)           13,507
                                            ----------                           ----------------------------------------
                                    Total    1,643,400                               27,849     (14,342)           13,507
-------------------------------------------------------------------------------------------------------------------------
DEVON ENERGY CORP.
Citibank NA                           Buy      330,000          1      3/20/17        5,650      (6,527)             (877)
                                            ----------                           ----------------------------------------
                                    Total      330,000                                5,650      (6,527)             (877)
-------------------------------------------------------------------------------------------------------------------------
GATX CORP.
UBS AG                               Sell      340,000          1      3/20/17       19,190      (9,455)            9,735
                                            ----------                           ----------------------------------------
                                    Total      340,000                               19,190      (9,455)            9,735
-------------------------------------------------------------------------------------------------------------------------
HALLIBURTON CO.
Credit Suisse International           Buy      340,000          1      3/20/17       (4,002)     (4,208)           (8,210)
                                            ----------                           ----------------------------------------
                                    Total      340,000                               (4,002)     (4,208)           (8,210)
-------------------------------------------------------------------------------------------------------------------------
HEWLETT-PACKARD CO.
Credit Suisse International           Buy      330,000          1      3/20/17        1,262        (524)              738
                                            ----------                           ----------------------------------------
                                    Total      330,000                                1,262        (524)              738
-------------------------------------------------------------------------------------------------------------------------
KINDER MORGAN
ENERGY PARTNERS LP
Bank of America NA                   Sell      330,000          1      3/20/17       11,532     (10,230)            1,302
                                            ----------                           ----------------------------------------
                                    Total      330,000                               11,532     (10,230)            1,302
-------------------------------------------------------------------------------------------------------------------------
MACY'S, INC.
Credit Suisse International          Sell      330,000          1      3/20/17          385         627             1,012
                                            ----------                           ----------------------------------------
                                    Total      330,000                                  385         627             1,012
-------------------------------------------------------------------------------------------------------------------------
NABORS INDUSTRIES, INC.
Credit Suisse International           Buy      330,000          1      3/20/17       (8,394)      6,274            (2,120)
                                            ----------                           ----------------------------------------
                                    Total      330,000                               (8,394)      6,274            (2,120)
-------------------------------------------------------------------------------------------------------------------------
SLM CORP.
Bank of America NA                   Sell      340,000          5      3/20/17       11,916      15,892            27,808
                                            ----------                           ----------------------------------------
                                    Total      340,000                               11,916      15,892            27,808
-------------------------------------------------------------------------------------------------------------------------

11 | Oppenheimer Global Multi Strategies Fund

Oppenheimer Global Multi Strategies Fund
STATEMENT OF INVESTMENTS   February 29, 2012 (Unaudited)

                                                             PAY/                    UPFRONT
                                 BUY/SELL                 RECEIVE                    PAYMENT                   UNREALIZED
REFERENCE ENTITY/                  CREDIT     NOTIONAL      FIXED  TERMINATION     RECEIVED/                 APPRECIATION
SWAP COUNTERPARTY              PROTECTION       AMOUNT       RATE         DATE        (PAID)      VALUE     (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------------

YUM! BRANDS, INC.
Deutsche Bank AG                Sell           330,000          1      3/20/17       (5,993)      6,118               125
                                            ----------                           ----------------------------------------
                               Total           330,000                               (5,993)      6,118               125
                                                                                 ----------------------------------------
                                                              Grand Total Buys      (45,457)     22,994           (22,463)
                                                             Grand Total Sells      (28,704)     88,314            59,610
                                                                                 ----------------------------------------
                                                    Total Credit Default Swaps     $(74,161)  $ 111,308       $    37,147
                                                                                 ========================================

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

                                                           TOTAL MAXIMUM
TYPE OF REFERENCE ASSET ON                        POTENTIAL PAYMENTS FOR                              REFERENCE
WHICH THE FUND SOLD                            SELLING CREDIT PROTECTION                           ASSET RATING
PROTECTION                                                 (UNDISCOUNTED)   AMOUNT RECOVERABLE*         RANGE**
---------------------------------------------------------------------------------------------------------------
Investment Grade Corporate Debt Indexes       $                   830,000   $                  -            BBB
Non-Investment Grade Corporate Debt Indexes                     1,643,400                      -             B+
Investment Grade Single Name Corporate Debt                     1,670,000                      -    BBB to BBB-
                                              --------------------------------------------------
Total                                         $                 4,143,400   $                  -
                                              ==================================================

* The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

** The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor's rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.

INTEREST RATE SWAP CONTRACTS AS OF FEBRUARY 29, 2012 ARE AS FOLLOWS

INTEREST RATE/            NOTIONAL               PAID BY         RECEIVED BY     TERMINATION
SWAP COUNTERPARTY           AMOUNT              THE FUND            THE FUND            DATE       VALUE
--------------------------------------------------------------------------------------------------------
SIX-MONTH AUD BBR BBSW
                                                                   Six-Month
Westpac Banking Corp.     1,540,000   AUD         4.990%        AUD BBR BBSW          11/3/21   $(24,415)
--------------------------------------------------------------------------------------------------------
THREE-MONTH NZD BBR FRA:
                                             Three-Month
Deutsche Bank AG          1,030,000   NZD    NZD BBR FRA               4.050%         2/2/22     (28,523)
                                             Three-Month
Westpac Banking Corp.       975,000   NZD    NZD BBR FRA               4.055          2/2/22     (26,667)
                          ---------                                                             ---------
Total                     2,005,000   NZD                                                        (55,190)
--------------------------------------------------------------------------------------------------------
THREE-MONTH SEK
  STIBOR SIDE
Goldman Sachs                                                    Three-Month
  Group, Inc. (The)      11,590,000   SEK           2.440    SEK STIBOR SIDE          11/3/21      6,352
--------------------------------------------------------------------------------------------------------
THREE-MONTH USD
BBA LIBOR
                                             Three-Month
Barclays Bank plc         1,800,000        USD BBA LIBOR               2.358          11/2/21     67,004
                                                                                                --------
                                                                  Total Interest Rate Swaps     $ (6,249)
                                                                                                ========

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

AUD       Australian Dollar
NZD       New Zealand Dollar
SEK       Swedish Krona


12 | Oppenheimer Global Multi Strategies Fund

Oppenheimer Global Multi Strategies Fund
STATEMENT OF INVESTMENTS   February 29, 2012 (Unaudited)

Abbreviations/Definitions are as follows:

BBA LIBOR      British Bankers' Association London-Interbank Offered Rate
BBR BBSW       Bank Bill Swap Reference Rate (Australian Financial Market)
BBR FRA        Bank Bill Forward Rate Agreement
BMU/BOVESPA    Bovespa Index that trades on the Sao Paulo Stock Exchange
STIBOR SIDE    Stockholm Interbank Offered Rate

Total Return Swap Contracts As Of February 29, 2012 Are As Follows:

REFERENCE ENTITY/          NOTIONAL                        PAID BY                RECEIVED BY          TERMINATION
SWAP COUNTERPARTY            AMOUNT                       THE FUND                   THE FUND                 DATE        VALUE
-------------------------------------------------------------------------------------------------------------------------------
AMEX MATERIALS
 SELECT SECTOR INDEX
                                                     One-Month USD
                                                 BBA LIBOR plus 12
                                               basis points and if
                                            negative, the absolute
                                                value of the Total           If positive, the
                                                Return of the AMEX        Total Return of the
                                                  Materials Select             AMEX Materials
UBS AG                  $   555,297                   Sector Index        Select Sector Index               2/6/13    $ (8,578)

-------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES
 SELECT SECTOR INDEX:
                                                     One-Month USD
                                                 BBA LIBOR plus 15
                                               basis points and if
                                            negative, the absolute
                                                value of the Total           If positive, the
                                                     Return of the        Total Return of the
                                                  Consumer Staples           Consumer Staples
Morgan Stanley              397,640            Select Sector Index        Select Sector Index               3/6/12      12,620

                                                     One-Month USD
                                                 BBA LIBOR plus 15
                                               basis points and if
                                            negative, the absolute
                                                value of the Total           If positive, the
                                                     Return of the        Total Return of the
                                                  Consumer Staples           Consumer Staples
Morgan Stanley              105,144            Select Sector Index        Select Sector Index               3/9/12       2,866
                                                                                                                      ---------
                                                                        Reference Entity Total                         15,486
-------------------------------------------------------------------------------------------------------------------------------
CUSTOM BASKET
 OF SECURITIES:

                                                  One-Month JPY BBA
                                                LIBOR plus 53 basis
                                            points and if negative,
                                              the absolute value of          If positive, the
                                              the Total Return of a         Total Return of a
                                                   Custom Basket of          Custom Basket of
Citibank NA              53,082,888   JPY                Securities                Securities              4/16/12      53,111

                                                      One-Month USD
                                                  BBA LIBOR plus 18
                                                basis points and if
                                             negative, the absolute          If positive, the
                                                 value of the Total         Total Return of a
Goldman Sachs                                    Return of a Custom          Custom Basket of
  Group, Inc. (The)       2,882,448            Basket of Securities                Securities               2/7/13      58,897

13 | Oppenheimer Global Multi Strategies Fund

Oppenheimer Global Multi Strategies Fund
STATEMENT OF INVESTMENTS   February 29, 2012 (Unaudited)

REFERENCE ENTITY/          NOTIONAL                         PAID BY               RECEIVED BY           TERMINATION
SWAP COUNTERPARTY            AMOUNT                        THE FUND                  THE FUND                  DATE       VALUE
-------------------------------------------------------------------------------------------------------------------------------

                                                      One-Month USD
                                                  BBA LIBOR plus 18
                                                basis points and if
                                             negative, the absolute          If positive, the
                                                 value of the Total         Total Return of a
Goldman Sachs                                    Return of a Custom          Custom Basket of
  Group, Inc. (The)       1,680,110            Basket of Securities                Securities               1/8/13      18,844

                                                     One-Month GBP
                                                 BBA LIBOR plus 50
                                               basis points and if
                                            negative, the absolute            If positive, the
                                                value of the Total           Total Return of a
                                                Return of a Custom            Custom Basket of
Morgan Stanley              168,400   GBP     Basket of Securities                  Securities              1/7/13       8,475
                                                                                                                      ---------
                                                                         Reference Entity Total                        139,327
-------------------------------------------------------------------------------------------------------------------------------
ENERGY SELECT
 SECTOR INDEX
                                                     One-Month USD
                                                 BBA LIBOR plus 12
                                               basis points and if
                                            negative, the absolute             If positive, the
                                                value of the Total          Total Return of the
                                              Return of the Energy                Energy Select
UBS AG                      558,679            Select Sector Index                 Sector Index             2/6/13      24,911
-------------------------------------------------------------------------------------------------------------------------------
MSCI DAILY TR
 NET EAFE USD INDEX
                                                                                  One-Month USD
                                                                              BBA LIBOR minus 9
                                                                            basis points and if
                                                                                  negative, the
                                            If positive, the Total            absolute value of
                                                Return of the MSCI          the Total Return of
                                                Daily Net EAFE USD           the MSCI Daily Net
Citibank NA                 839,683                          Index               EAFE USD Index             2/7/13     (23,279)
-------------------------------------------------------------------------------------------------------------------------------
S&P 100 INDEX:
                                                     One-Month USD
                                                 BBA LIBOR plus 14
                                               basis points and if
                                            negative, the absolute
                                                value of the Total             If positive, the
                                             Return of the S&P 100          Total Return of the
BNP Paribas                 833,920                          Index                S&P 100 Index             2/7/13      28,761

                                                                                  One-Month USD
                                                                               BBA LIBOR plus 5
                                                                            basis points and if
                                            If positive, the Total          negative, the Total
Goldman Sachs                                Return of the S&P 100            Return of the S&P
 Group, Inc. (The)        1,697,743                          Index                    100 Index            1/8/13      (40,611)
                                                                                                                     ----------
                                                                                           Reference Entity Total      (11,850)
                                                                                                                     ----------
                                                                                      Total of Total Return Swaps    $ 136,017
                                                                                                                     ==========

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

GBP          British Pounds Sterling
JPY          Japanese Yen

14 | Oppenheimer Global Multi Strategies Fund

Oppenheimer Global Multi Strategies Fund
STATEMENT OF INVESTMENTS   February 29, 2012 (Unaudited)

Abbreviations are as follows:
AMEX              American Stock Exchange
BBA LIBOR         British Bankers' Association London-Interbank Offered Rate
EAFE              Europe, Australasia, Far East
MSCI              Morgan Stanley Capital International
S&P               Standard & Poor's

Volatility Swaps As Of February 29, 2012 Are As Follows:

REFERENCE ENTITY/     NOTIONAL                         PAID BY                  RECEIVED BY             TERMINATION
SWAP COUNTERPARTY       AMOUNT                        THE FUND                     THE FUND                    DATE     VALUE
-----------------------------------------------------------------------------------------------------------------------------
AUD/CHF SPOT
 EXCHANGE RATE:
                                       The Historic Volatility
                                            of the mid AUD/CHF
                                            spot exchange rate
                                             during the period
Bank of America NA       1,100   AUD        2/13/12 to 3/13/12                       9.750%                 3/15/12   $   426

                                       The Historic Volatility
                                            of the mid AUD/CHF
                                            spot exchange rate
Credit Suisse                                during the period
 International           1,100   AUD        2/14/12 to 3/14/12                       9.650                  3/16/12        81
                                                                                                                      -------
                                                                                             Reference Entity Total       507
-----------------------------------------------------------------------------------------------------------------------------
AUD/JPY SPOT
 EXCHANGE RATE
                                       The Historic Volatility
                                            of the mid AUD/JPY
                                            spot exchange rate
Credit Suisse                                during the period
 International           1,600   AUD        2/28/12 to 3/29/12                      12.450                   4/2/12       196
-----------------------------------------------------------------------------------------------------------------------------
CAD/CHF SPOT
 EXCHANGE RATE:

                                       The Historic Volatility
                                            of the mid CAD/CHF
                                            spot exchange rate
                                             during the period
Citibank NA              1,200   CAD          2/1/12 to 3/1/12                       9.500                   3/5/12       401

                                       The Historic Volatility
                                            of the mid CAD/CHF
                                            spot exchange rate
Credit Suisse                                during the period
 International           1,200   CAD          2/2/12 to 3/2/12                       8.950                   3/6/12      (483)
                                                                                                                      -------
                                                                                             Reference Entity Total       (82)
-----------------------------------------------------------------------------------------------------------------------------
CHF/JPY SPOT
 EXCHANGE RATE:
                                       The Historic Volatility
                                            of the mid CHF/JPY
                                            spot exchange rate
Bank of America NA                          during the period
                         1,100   CHF          2/6/12 to 3/6/12                      11.700                   3/8/12      (700)

                                       The Historic Volatility
                                            of the mid CHF/JPY
                                            spot exchange rate
Goldman Sachs                                during the period
 Group, Inc. (The)        1,100   CHF         2/3/12 to 3/5/12                      11.400                   3/7/12    (1,090)
                                                                                                                      -------
                                                                                             Reference Entity Total    (1,790)
-----------------------------------------------------------------------------------------------------------------------------

15 | Oppenheimer Global Multi Strategies Fund

Oppenheimer Global Multi Strategies Fund
STATEMENT OF INVESTMENTS   February 29, 2012 (Unaudited)

REFERENCE ENTITY/     NOTIONAL                         PAID BY                 RECEIVED BY              TERMINATION
SWAP COUNTERPARTY       AMOUNT                        THE FUND                    THE FUND                     DATE     VALUE
-----------------------------------------------------------------------------------------------------------------------------
CHF/SEK SPOT
 EXCHANGE RATE
                                       The Historic Volatility
                                            of the mid CHF/SEK
                                                 spot exchange
Royal Bank of                            rateduring the period
 Scotland plc (The)      1,600   CHF        2/27/12 to 3/28/12                       6.250                  3/30/12       613
-----------------------------------------------------------------------------------------------------------------------------
EUR/CHF SPOT
 EXCHANGE RATE
                                       The Historic Volatility
                                            of the mid EUR/CHF
                                            spot exchange rate
Royal Bank of                                during the period
 Scotland plc (The)        900   EUR          2/7/12 to 3/7/12                       5.000                   3/9/12     3,737
-----------------------------------------------------------------------------------------------------------------------------
GBP/AUD SPOT
 EXCHANGE RATE:
                                       The Historic Volatility
                                            of the mid GBP/AUD
                                            spot exchange rate
                                             during the period
Citibank NA              1,100   GBP        2/21/12 to 3/21/12                       8.550                  3/23/12       (20)

                                       The Historic Volatility
                                            of the mid GBP/AUD
                                            spot exchange rate
Credit Suisse                                during the period
 International           1,100   GBP        2/17/12 to 3/19/12                       9.000                  3/21/12     1,144

                                       The Historic Volatility
                                            of the mid GBP/AUD
                                            spot exchange rate
                                             during the period
Deutsche Bank AG           800   GBP          2/9/12 to 3/9/12                       9.100                  3/13/12     1,997

                                       The Historic Volatility
                                            of the mid GBP/AUD
                                            spot exchange rate
                                             during the period
Deutsche Bank AG           800   GBP        2/15/12 to 3/15/12                       8.950                  3/19/12     1,041

                                       The Historic Volatility
                                            of the mid GBP/AUD
                                            spot exchange rate
                                             during the period
Deutsche Bank AG         1,100   GBP        2/22/12 to 3/22/12                       8.050                  3/26/12    (1,079)

                                       The Historic Volatility
                                            of the mid GBP/AUD
                                            spot exchange rate
Goldman Sachs                                during the period
 Group, Inc. (The)       1,100   GBP        2/23/12 to 3/23/12                       7.800                  3/27/12    (1,791)

                                       The Historic Volatility
                                            of the mid GBP/AUD
                                            spot exchange rate
Goldman Sachs                                during the period
 Group, Inc. (The)         800   GBP          2/8/12 to 3/8/12                       9.300                  3/12/12     2,566

                                       The Historic Volatility
                                            of the mid GBP/AUD
                                            spot exchange rate
Royal Bank of                                during the period
 Scotland plc (The)        800   GBP        2/16/12 to 3/19/12                       9.600                  3/21/12     1,667
                                                                                                                      -------
                                                                                             Reference Entity Total     5,525
-----------------------------------------------------------------------------------------------------------------------------

16 | Oppenheimer Global Multi Strategies Fund

Oppenheimer Global Multi Strategies Fund
STATEMENT OF INVESTMENTS   February 29, 2012 (Unaudited)

REFERENCE ENTITY/      NOTIONAL                       PAID BY                     RECEIVED BY           TERMINATION
SWAP COUNTERPARTY        AMOUNT                      THE FUND                        THE FUND                  DATE     VALUE
-----------------------------------------------------------------------------------------------------------------------------


GBP/JPY SPOT
  EXCHANGE RATE
                                                                                  The Historic
                                                                             Volatility of the
                                                                              mid GBP/JPY spot
                                                                                 exchange rate
Credit Suisse                                                                during the period
  International          1,100   GBP                     9.800              2/24/12 to 3/26/12              3/28/12     1,772
-----------------------------------------------------------------------------------------------------------------------------
NZD/CHF SPOT
  EXCHANGE RATE

                                       The Historic Volatility
                                            of the mid NZD/CHF
                                            spot exchange rate
                                            during the period
Deutsche Bank AG          1,400   NZD       2/10/12 to 3/12/12                      10.600                  3/14/12     1,079
                                                                                                                      -------
                                                                                            Total Volatility Swaps    $11,557
                                                                                                                      =======

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

AUD          Australian Dollar
CAD          Canadian Dollar
CHF          Swiss Franc
EUR          Euro
GBP          British Pounds Sterling
NZD          New Zealand Dollar

Abbreviations/Definitions are as follows:

JPY          Japanese Yen
SEK          Swedish Krona

SWAP SUMMARY AS OF FEBRUARY 29, 2012 IS AS FOLLOWS:


                                        SWAP TYPE FROM                       NOTIONAL
SWAP COUNTERPARTY                       FUND PERSPECTIVE                       AMOUNT            VALUE
------------------------------------------------------------------------------------------------------
Bank of America NA:
                                        Credit Default Sell Protection   $  1,500,000         $105,366
                                        Volatility                              1,100   AUD        426
                                        Volatility                              1,100   CHF       (700)
                                                                                               -------
                                                                                               105,092
------------------------------------------------------------------------------------------------------

Barclays Bank plc                       Interest Rate                       1,800,000           67,004
------------------------------------------------------------------------------------------------------
BNP Paribas                             Total Return                          833,920           28,761
------------------------------------------------------------------------------------------------------
Citibank NA:

                                        Credit Default Buy Protection         330,000           (6,527)
                                        Total Return                       53,082,888   JPY     53,111
                                        Total Return                          839,683          (23,279)
                                        Volatility                              1,200   CAD        401
                                        Volatility                              1,100   GBP        (20)
                                                                                               -------
                                                                                                23,686
------------------------------------------------------------------------------------------------------

Credit Suisse International:

                                        Credit Default Buy Protection       1,000,000            1,542
                                        Credit Default Sell Protection        330,000              627
                                        Volatility                              2,700   AUD        277
                                        Volatility                              1,200   CAD       (483)
                                        Volatility                              2,200   GBP      2,916
                                                                                                ------
                                                                                                 4,879
------------------------------------------------------------------------------------------------------

17 | Oppenheimer Global Multi Strategies Fund

Oppenheimer Global Multi Strategies Fund
STATEMENT OF INVESTMENTS   February 29, 2012 (Unaudited)

                                        SWAP TYPE FROM                       NOTIONAL
SWAP COUNTERPARTY                       FUND PERSPECTIVE                       AMOUNT            VALUE
------------------------------------------------------------------------------------------------------
Deutsche Bank AG:

                                        Credit Default Sell Protection        330,000            6,118
                                        Interest Rate                       1,030,000   NZD    (28,523)
                                        Volatility                              2,700   GBP      1,959
                                        Volatility                              1,400   NZD      1,079
                                                                                              --------
                                                                                               (19,367)
------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The):

                                        Interest Rate                      11,590,000   SEK      6,352
                                        Total Return                        6,260,301           37,130
                                        Volatility                              1,100   CHF     (1,090)
                                        Volatility                              1,900   GBP        775
                                                                                             ---------
                                                                                                43,167
------------------------------------------------------------------------------------------------------
Goldman Sachs International             Credit Default Buy Protection         340,000           27,979
------------------------------------------------------------------------------------------------------
Morgan Stanley:

                                        Total Return                          168,400   GBP      8,475
                                        Total Return                          502,784           15,486
                                                                                              --------
                                                                                                23,961
------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc.   Credit Default Sell Protection      1,643,400          (14,342)
------------------------------------------------------------------------------------------------------
Royal Bank of Scotland plc (The):
                                        Volatility                              1,600   CHF        613
                                        Volatility                                900   EUR      3,737
                                        Volatility                                800   GBP      1,667
                                                                                              --------
                                                                                                 6,017
------------------------------------------------------------------------------------------------------
UBS AG:
                                        Credit Default Sell Protection        340,000           (9,455)
                                        Total Return                        1,113,976           16,333
                                                                                              --------
                                                                                                 6,878
------------------------------------------------------------------------------------------------------
Westpac Banking Corp.:
                                        Interest Rate                       1,540,000   AUD    (24,415)
                                        Interest Rate                         975,000   NZD    (26,667)
                                                                                              --------
                                                                                               (51,082)
                                                                                              --------
                                                                         Total Swaps          $252,633
                                                                                              ========

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

AUD          Australian Dollar
CAD          Canadian Dollar
CHF          Swiss Franc
EUR          Euro
GBP          British Pounds Sterling
JPY          Japanese Yen
NZD          New Zealand Dollar
SEK          Swedish Krona

18 | Oppenheimer Global Multi Strategies Fund

Oppenheimer Global Multi Strategies Fund
STATEMENT OF INVESTMENTS   February 29, 2012 (Unaudited)

NOTES TO STATEMENT OF INVESTMENTS

Effective January 27, 2012, the Fund changed its name to Oppenheimer Global Multi Strategies Fund from Oppenheimer Absolute Return Fund.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

Event-linked bonds are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Prices are determined based upon information obtained from market participants including reported trade data and broker-dealer price quotations.

Swap contracts are valued utilizing price quotations obtained from broker-dealer counterparties or independent pricing services. Values are determined based on relevant market information on the underlying reference assets which may include credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures and forward currency rates.

Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from independent pricing services.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

19 | Oppenheimer Global Multi Strategies Fund

Oppenheimer Global Multi Strategies Fund
STATEMENT OF INVESTMENTS   February 29, 2012 (Unaudited)

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

The net asset value per share of the Subsidiary is determined as of the close of the Exchange, on each day the Exchange is open for trading. The net asset value per share is determined by dividing the value of the Subsidiary's net assets by the number of shares that are outstanding. The Subsidiary values its investments in the same manner as the Fund as described above.

EVENT-LINKED BONDS. The Fund may invest in "event-linked" bonds. Event-linked bonds, which are sometimes referred to as "catastrophe" bonds, are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal in addition to interest otherwise due from the security. Event-linked bonds may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. The Fund records the net change in market value of event-linked bonds on the Statement of Operations in the annual and semiannual reports as a change in unrealized appreciation or depreciation on investments. The Fund records a realized gain or loss on the Statement of Operations in the annual and semiannual reports upon the sale or maturity of such securities.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of February 29, 2012, the Fund had sold securities issued on a delayed delivery basis as follows:

                                               WHEN-ISSUED OR DELAYED DELIVERY
                                               BASIS TRANSACTIONS
                    Sold securities                                    $830,519

The Fund may enter into "forward roll" transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.

20 | Oppenheimer Global Multi Strategies Fund

Oppenheimer Global Multi Strategies Fund
STATEMENT OF INVESTMENTS   February 29, 2012 (Unaudited)

Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund's market value of investments relative to its net assets which can incrementally increase the volatility of the Fund's performance. Forward roll transactions can be replicated over multiple settlement periods.

Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.

SECURITIES SOLD SHORT. The Fund may short sell when-issued securities for future settlement. The value of the open short position is recorded as a liability, and the Fund records an unrealized gain or loss for the change in value of the open short position. The Fund records a realized gain or loss when the short position is closed out.

INVESTMENT IN OPPENHEIMER GLOBAL MULTI STRATEGIES FUND (CAYMAN) LTD. The Fund has established a Cayman Islands company that is wholly-owned and controlled by the Fund (the "Subsidiary"). The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary invests primarily in commodity-linked derivatives (including commodity futures, financial futures, options and swap contracts) and certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. Investments in the Subsidiary are expected to provide the Fund with exposure to commodities markets within the limitations of the federal tax requirements that apply to the Fund. The Subsidiary is subject to the same investment restrictions and guidelines, and follows the same compliance policies and procedures, as the Fund. The Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are both managed by the Manager.

The Fund does not consolidate the assets, liabilities, capital or operations of the Subsidiary into its financial statements. Rather, the Subsidiary is separately presented as an investment in the Fund's Statement of Investments. Shares of the Subsidiary are valued at their net asset value per share. Gains or losses on withdrawals of capital from the Subsidiary by the Fund are recognized on an average cost basis. Unrealized appreciation or depreciation on the Fund's investment in the Subsidiary is recorded in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports and the Fund's Statement of Operations in the annual and semiannual reports. Distributions received from the Subsidiary are recorded as income on the ex-dividend date.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENT IN OPPENHEIMER MASTER FUNDS. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Event-Linked Bond Fund, LLC (the "Master Funds"). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

The investment objective of Oppenheimer Master Loan Fund, LLC is to seek as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The investment objective of Oppenheimer Master Event-Linked Bond Fund, LLC is to seek a high level of current income principally derived from interest on debt securities. The Fund's investments in the Master Funds are included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds' expenses, including their management fee. The

21 | Oppenheimer Global Multi Strategies Fund

Oppenheimer Global Multi Strategies Fund
STATEMENT OF INVESTMENTS   February 29, 2012 (Unaudited)

Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in the Master Funds.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

22 | Oppenheimer Global Multi Strategies Fund

Oppenheimer Global Multi Strategies Fund
STATEMENT OF INVESTMENTS   February 29, 2012 (Unaudited)

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of February 29, 2012, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $613,484, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund's International Swap and Derivatives Association, Inc. master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, swaptions, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $291,944 as of February 29, 2012. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to International Swap and Derivatives Association, Inc. master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

     As of February 29, 2012 the Fund has required certain counterparties to post collateral of $223,808.

     CREDIT RELATED CONTINGENT FEATURES. The Fund's agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

     As of February 29, 2012, the aggregate fair value of derivative instruments with credit related contingent features in a net liability position was $259,726 for which collateral was not posted by the Fund. If a contingent feature would have been triggered as of February 29, 2012, the Fund could have been required to pay this amount in cash to its counterparties.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for or sell currencies to acquire related foreign securities purchase and sale transactions, respectively, or to convert

23 | Oppenheimer Global Multi Strategies Fund

Oppenheimer Global Multi Strategies Fund
STATEMENT OF INVESTMENTS   February 29, 2012 (Unaudited)

foreign currencies to U.S. dollars from related foreign securities transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to take a positive investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.

The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.

The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to take a negative investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.

The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.

During the period ended February 29, 2012, the Fund had daily average contract amounts on forward foreign currency contracts to buy and sell of $8,405,912 and $11,801,088, respectively.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument, or currency, at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and
Liabilities in the annual and semiannual reports.   The net change in unrealized
appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

The Fund has purchased futures contracts on various equity indexes to increase exposure to equity risk.

The Fund has sold futures contracts on various equity indexes to decrease exposure to equity risk.

24 | Oppenheimer Global Multi Strategies Fund

Oppenheimer Global Multi Strategies Fund
STATEMENT OF INVESTMENTS   February 29, 2012 (Unaudited)


During the period ended February 29, 2012, the Fund had an ending monthly average market value of $4,611,700 and $8,614,808 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

The Fund has written put options on currencies to increase exposure to foreign exchange rate risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has written call options on currencies to decrease exposure to foreign exchange rate risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The Fund has written put options on individual equity securities and/or equity indexes to increase exposure to equity risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has written call options on individual equity securities and/or equity indexes to decrease exposure to equity risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

During the period ended February 29, 2012, the Fund had an ending monthly average market value of $135,203 and $5,792 on written call options and written put options, respectively.

Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.

Written option activity for the period ended February 29, 2012 was as follows:

25 | Oppenheimer Global Multi Strategies Fund

Oppenheimer Global Multi Strategies Fund
STATEMENT OF INVESTMENTS   February 29, 2012 (Unaudited)

                                        CALL OPTIONS                       PUT OPTIONS
                              -------------------------------     -----------------------------
                                NUMBER OF         AMOUNT OF         NUMBER OF        AMOUNT OF
                                CONTRACTS         PREMIUMS          CONTRACTS        PREMIUMS
-----------------------------------------------------------------------------------------------
Options outstanding as of
  May 31, 2011                          14      $     82,570                 7      $    2,779
Options written                523,160,148         1,330,589       523,160,101         362,531
Options closed or expired     (275,480,072)         (423,431)     (247,680,092)       (199,242)
Options exercised             (247,680,072)         (870,597)     (275,480,007)       (164,214)
                            -------------------------------------------------------------------
Options outstanding as of
  February 29, 2012                     18      $    119,131                 9      $    1,854
                            ===================================================================

SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The values of swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports by contracts in unrealized appreciation and depreciation positions. Upfront payments paid or received, if any, affect the value of the respective swap. Therefore, to determine the unrealized appreciation (depreciation) on swaps, upfront payments paid should be subtracted from, while upfront payments received should be added to, the value of contracts reported as an asset on the Statement of Assets and Liabilities in the annual and semiannual reports. Conversely, upfront payments paid should be added to, while upfront payments received should be subtracted from the value of contracts reported as a liability. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Swap contract agreements are exposed to the market risk factor of the specific
underlying reference asset.   Swap contracts are typically more attractively
priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk
factors.   Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.

     CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer's failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the "reference asset").

     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

26 | Oppenheimer Global Multi Strategies Fund

Oppenheimer Global Multi Strategies Fund
STATEMENT OF INVESTMENTS   February 29, 2012 (Unaudited)

     The Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and/or, indexes that are either unavailable or considered to be less attractive in the bond market.

     The Fund has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and/or, indexes.

     The Fund has purchased credit protection through credit default swaps to take an outright negative investment perspective on the credit risk of individual securities and/or indexes as opposed to decreasing its credit risk exposure related to similar debt securities held by the Fund.

     For the period ended February 29, 2012, the Fund had ending monthly average notional amounts of $2,110,000 and $2,066,340 on credit default swaps to buy protection and credit default swaps to sell protection, respectively.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

     INTEREST RATE SWAP CONTRACTS. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

     The Fund has entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. Typically, if relative interest rates rise, payments made by the Fund under a swap agreement will be greater than the payments received by the Fund.

     The Fund has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate in order to decrease exposure to interest rate risk. Typically, if relative interest rates rise, payments received by the Fund under the swap agreement will be greater than the payments made by the Fund.

     For the period ended February 29, 2012, the Fund had ending monthly average notional amounts of $7,643,818 and $4,358,016 on interest rate swaps which pay a fixed rate and interest rate swaps which receive a fixed rate, respectively.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

     TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

     Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and/or, include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.

     The Fund has entered into total return swaps on various equity securities or indexes to increase exposure to equity risk. These equity risk related total return swaps require the Fund to pay a floating reference interest rate, or an amount equal to the negative price movement of securities or an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same securities or index multiplied by the notional amount of the contract.

     The Fund has entered into total return swaps on various equity securities or indexes to decrease exposure to equity risk. These equity risk related total return swaps require the Fund to pay an amount equal to the positive price movement of securities or an index multiplied by the notional amount of the contract. The Fund will receive payments of a floating

27 | Oppenheimer Global Multi Strategies Fund

Oppenheimer Global Multi Strategies Fund
STATEMENT OF INVESTMENTS   February 29, 2012 (Unaudited)

     reference interest rate or an amount equal to the negative price movement of the same securities or index multiplied by the notional amount of the contract.

     For the period ended February 29, 2012, the Fund had ending monthly average notional amounts of $6,993,453 and $4,790,799 on total return swaps which are long the reference asset and total return swaps which are short the reference asset, respectively.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

     VOLATILITY SWAP CONTRACTS. A volatility swap is an agreement between counterparties to exchange periodic payments based on the measured volatility of a reference security, index, currency or other reference investment over a specified time frame. One cash flow is typically based on the volatility of the reference investment as measured by changes in its price or level while the other cash flow is based on an interest rate or the measured volatility of a different reference investment. The appreciation or depreciation on a volatility swap will typically depend on the magnitude of the reference investment's volatility, or size of the movement, rather than general directional increases or decreases in its price.

     Volatility swaps are less standard in structure than other types of swaps and provide pure, or isolated, exposure to volatility risk of the specific underlying reference investment. Volatility swaps are typically used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of investments held by the Fund.

     The Fund has entered into volatility swaps to increase exposure to the volatility risk of various reference investments. These types of volatility swaps require the fund to pay the measured volatility and receive a fixed interest payment over the period of the contract. If the measured volatility of the related reference investment increases over the period, the swaps will depreciate in value. Conversely, if the measured volatility of the related reference investment decreases over the period, the swaps will appreciate in value.

     The Fund has entered into volatility swaps to decrease exposure to the volatility risk of various reference investments. These types of volatility swaps require the fund to pay a fixed interest payment and receive the measured volatility over the period of the contract. If the measured volatility of the related reference investment increases over the period, the swaps will appreciate in value. Conversely, if the measured volatility of the related reference investment decreases over the period, the swaps will depreciate in value.

     For the period ended February 29, 2012, the Fund had ending monthly average notional amounts of $6,947 and $17,154 on volatility swaps which pay volatility and volatility swaps which receive volatility, respectively.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of February 29, 2012 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $ 16,812,854
Federal tax cost of other investments     (7,818,537)
                                          ----------
Total federal tax cost                  $  8,994,317
                                          ==========

Gross unrealized appreciation               $632,902
Gross unrealized depreciation               (996,363)
                                          ----------
Net unrealized depreciation             $   (363,461)
                                          ==========

28 | Oppenheimer Global Multi Strategies Fund

Oppenheimer Global Multi Strategies Fund (Cayman) Ltd.
STATEMENT OF INVESTMENTS   February 29, 2012 (Unaudited)

AS OF FEBRUARY 29, 2012, THE FUND ONLY HELD FUTURE CONTRACTS. THEREFORE, NO STATEMENT OF INVESTMENTS IS INCLUDED.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts that are included in the Fund's Statement of Assets and Liabilities as of February 29, 2012 based on valuation input level:

                                                                            LEVEL 3-
                                       LEVEL 1-           LEVEL 2-       SIGNIFICANT
                                    UNADJUSTED   OTHER SIGNIFICANT      UNOBSERVABLE
                                 QUOTED PRICES   OBSERVABLE INPUTS            INPUTS       VALUE
------------------------------------------------------------------------------------------------
ASSETS TABLE
OTHER FINANCIAL INSTRUMENTS:
Futures                          $     1,903     $              -     $          -     $   1,903
                                 ---------------------------------------------------------------
Total Assets                     $     1,903     $              -     $          -     $   1,903
                                 ---------------------------------------------------------------

LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Futures                          $   (8,894)     $              -     $          -     $  (8,894)
                                 ---------------------------------------------------------------
Total Liabilities                $   (8,894)     $              -     $          -     $  (8,894)
                                 ---------------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

FUTURES CONTRACTS AS OF FEBRUARY 29, 2012 ARE AS FOLLOWS

                                           UNREALIZED       PERCENTAGE OF
CONTRACT DESCRIPTION      BUY/SELL       APPRECIATION     FUND NET ASSETS
-------------------------------------------------------------------------
Agriculture                   Sell             $7,301               0.49%
Energy                         Buy             31,191               2.07
Energy                        Sell             53,988               3.58
Soft                           Buy              3,374               0.22
                                        --------------------------------
                                              $95,854              6.36%
                                        ================================

29 | Oppenheimer Global Multi Strategies Fund

Oppenheimer Global Multi Strategies Fund (Cayman) Ltd.
STATEMENT OF INVESTMENTS   February 29, 2012 (Unaudited)

NOTES TO STATEMENT OF INVESTMENTS

Effective January 27, 2012, the Fund changed its name from Oppenheimer Absolute Return Fund (Cayman) Ltd. to Oppenheimer Global Multi Strategies Fund (Cayman) Ltd.

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Directors or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

30 | Oppenheimer Global Multi Strategies Fund

Oppenheimer Global Multi Strategies Fund (Cayman) Ltd.
STATEMENT OF INVESTMENTS   February 29, 2012 (Unaudited)

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS
The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

31 | Oppenheimer Global Multi Strategies Fund

Oppenheimer Global Multi Strategies Fund (Cayman) Ltd.
STATEMENT OF INVESTMENTS   February 29, 2012 (Unaudited)

FUTURES CONTRACTS
A futures contract is a commitment to buy or sell a specific amount of a financial instrument, or currency, at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and
Liabilities in the annual and semiannual reports.   The net change in unrealized
appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has purchased futures contracts, which have values that are linked to the price movement of the related commodities, in order to increase exposure to commodity risk.

The Fund has sold futures contracts, which have values that are linked to the price movement of the related commodities, in order to decrease exposure to commodity risk.

During the period ended February 29, 2012, the Fund had an ending monthly average market value of $239,348 and $232,208 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

32 | Oppenheimer Global Multi Strategies Fund

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 2/29/2012, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Global Multi Strategies Fund

By: /s/ William F. Glavin, Jr.
    -------------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date: 4/10/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    -------------------------------------
    William F. Glavin, Jr.
    Principal Executive Officer
Date: 4/10/2012

By: /s/ Brian W. Wixted
    -------------------------------------
    Brian W. Wixted
    Principal Financial Officer
Date: 4/10/2012